Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” to our named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 calendar years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation and any applicable adjustments are reported as averages. The compensation committee does not use compensation actually paid as a basis for making compensation decisions. Further, the Company does not use financial performance measures to link compensation actually paid to the NEOs to Company performance.

Year	Summary compensation table total for PEO	Compensation actually paid to PEO (1)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers (2)	Value of initial fixed $100 investment based on:		Net income (in thousands)
					Total shareholder return	Peer group total shareholder return (3)
2023	$3,271,489	$2,015,100	$1,202,722	$680,484	$84	$109	$44,433
2022	$3,694,998	$(2,791,675)	$1,318,641	$(1,329,308)	$102	$96	$(9,291)
2021	$2,473,496	$9,578,593	$1,028,479	$4,166,501	$191	$127	$23,106
2020	$3,516,187	$3,250,562	$1,382,590	$1,223,886	$94	$89	$44,150

PEO Total Compensation Amount	$ 3,271,489	$ 3,694,998	$ 2,473,496	$ 3,516,187
PEO Actually Paid Compensation Amount	$ 2,015,100	2,791,675	9,578,593	3,250,562
Adjustment To PEO Compensation, Footnote

(1) Mr. Dondero was our PEO for all four reporting years. The following are the adjustments made during each year to arrive at the compensation actually paid to our PEO during each year.

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(3,271,489)	$(3,694,988)	$(2,437,496)	$(3,516,187)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$2,841,508	$1,917,100	$5,004,903	$3,498,064
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,027,498)	$(4,642,704)	$4,538,011	$(184,270)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$201,089	$(66,071)	$35,679	$(63,232)
Total Adjustments	$(1,256,389)	$(2,791,675)	$9,578,593	$3,250,562

Non-PEO NEO Average Total Compensation Amount	$ 1,202,722	1,318,641	1,028,479	1,382,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 680,484	1,329,308	4,166,501	1,223,886
Adjustment to Non-PEO NEO Compensation Footnote

(2) The Non-PEO NEOs in all four reporting years are: Brian Mitts, Matt McGraner, D.C. Sauter and Matthew Goetz. The following are the adjustments made during each year to arrive at the average compensation actually paid to our Non-PEO NEOs during each year.

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,202,722	$(1,318,641)	$(1,028,479)	$(1,382,590)
Fair Value of Awards Granted in Year that Remain Unvested as of Year-End	$991,240	$683,656	$2,081,038	$1,374,028
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(384,787)	$(1,982,467)	$2,072,118	$(102,258)
Fair Value of Awards that are Granted and Vest in the Same Year as of the Vesting Date	18,129
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$55,902	$(30,488)	$13,345	$(47,884)
Total Adjustments	$(522,238)	$(1,329,308)	$4,166,501	$1,223,886

(3) The peer group is the MSCI U.S. REIT Index (^RMZ).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship between Compensation Paid and Performance Measures

The following charts set forth the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in fiscal 2020, 2021, 2022 and 2023 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income and (2) total shareholder return (“TSR”).

Total Shareholder Return Amount	$ 84	102	191	94
Peer Group Total Shareholder Return Amount	109	96	127	89
Net Income (Loss)	44,433,000	9,291,000	23,106,000	44,150,000
PEO Amounts reported under Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,271,489	3,694,988	2,437,496	3,516,187
PEO Fair Value of Awards Granted in Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,841,508	1,917,100	5,004,903	3,498,064
PEO Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,498	4,642,704	4,538,011	184,270
PEO Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,089	66,071	35,679	63,232
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,256,389	2,791,675	9,578,593	3,250,562
NEO Amounts reported under “Stock Awards” in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,202,722	1,318,641	1,028,479	1,382,590
NEO Fair Value of Awards Granted in Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991,240	683,656	2,081,038	1,374,028
NEO Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,787	1,982,467	2,072,118	102,258
NEO Fair Value Of Awards That Are Granted And Vest in The Same Year As Of The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,129
NEO Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,902	30,488	13,345	47,884
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 522,238	$ 1,329,308	$ 4,166,501	$ 1,223,886